OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative)			1 Months Ended	2 Months Ended	6 Months Ended			7 Months Ended		12 Months Ended
		Oct. 02, 2020	Nov. 30, 2020 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Advances to unrelated parties	[1]				$ 1,641,865								$ 8,305
Proceeds from Sale of Other Assets			$ 1,142,779		564,079
Security deposit					143,541
Value added tax receivables					87,000
Advances to a vendor					$ 3,380,000
Ownership percentage					100.00%							100.00%
Revenue	[2]				$ 6,425,577		$ 3,737,350
Debt instrument covenant description								The threshold revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.	The threshold revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.
[custom:ContractTerms]		4 years
Other Assets, Noncurrent					3,790,167								4,302,000
Cost, Amortization					800,000
Advertising [Member]
Revenue					576,310
UNITED STATES
Advances to a vendor													4,300,000	¥ 30,000,000	$ 4,300,000	¥ 30,000,000
Total commitment													$ 4,300,000	¥ 30,000,000	$ 4,300,000	¥ 30,000,000
UNITED STATES | Advertising [Member]
Revenue								$ 462,000	¥ 3,000,000
Increase in revenue								$ 462,000	¥ 3,000,000.0
Subsequent Event [Member]
Proceeds from Sale of Other Assets				$ 578,700
Vendor [Member]
Due from related party					1,472,000
Funding commitment					$ 929,532	¥ 6,000,000
Commission fee					12.00%							12.00%
Revenues					$ 511,247	¥ 3,342,355
Vendor [Member] | Subsequent To June Thirty Two Thousand Twenty One [Member]
Due from related party					543,000
Vendor [Member] | Subsequent Event [Member]
Revenues										$ 2,294,400	¥ 15,000,000
Supplier [Member]
Deposit Assets					$ 154,000							¥ 1,000,000

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.
[2]	Revenues by operating segments exclude intercompany transactions.